OTHER ASSETS (Tables)	12 Months Ended
Dec. 31, 2022
Disclosure of other assets [text block] [Abstract]
Schedule of Other Assets

	2022 £m	2021 £m
Property, plant and equipment:
Investment properties (see below)	2,532	3,612
Premises	871	817
Equipment	1,285	1,634
Operating lease assets (see below)	4,816	4,196
Right-of-use assets (note 27)	1,156	1,318
	10,660	11,577
Settlement balances	416	434
Prepayments	1,224	1,022
Deferred acquisition and origination costs	54	64
Other assets	1,483	1,593
Total other assets	13,837	14,690

Schedule of Property, Plant and Equipment	The table below analyses movements in level 3 investment properties, which are carried at fair value.

	2022 £m	2021 £m
At 1 January	3,612	3,347
Acquisition of new properties	60	18
Additional expenditure on existing properties	50	68
Change in fair value (note 7)	(511)	575
Disposals	(679)	(396)
At 31 December	2,532	3,612

Schedule of Future Minimum Rentals Receivable under Non-Cancellable Operating Leases
Equipment leased to customers under operating leases primarily relates to vehicle contract hire arrangements. At 31 December the future minimum rentals receivable under non-cancellable operating leases were as follows:

	2022 £m	2021 £m
Within 1 year	912	848
1 to 2 years	620	561
2 to 3 years	322	288
3 to 4 years	102	86
4 to 5 years	11	8
Over 5 years	–	–
Total future minimum rentals receivable	1,967	1,791
Equipment leased to customers under operating leases primarily relates to vehicle contract hire arrangements. Operating lease assets are comprised as follows:

	2022 £m	2021 £m
Electric vehicles	1,610	728
Internal combustion engine vehicles	2,042	2,531
Hybrid vehicles	1,159	928
Other	5	9
Total operating lease assets	4,816	4,196